Significant Accounting Policies (Revenue Recognition) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenues	$ 1,124,158		$ 908,357		$ 660,408
Without adoption of ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,102,341
With adoption of ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,124,158	[1]	908,357	[2]	660,408	[2]
Search and search-related advertising revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,023,132		801,551		597,213
Search and search-related advertising revenues [Member] | Without adoption of ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,001,315
Search and search-related advertising revenues [Member] | With adoption of ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,023,132	[1]	801,551	[2]	597,213	[2]
Other revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	101,026		106,806		63,195
Other revenues [Member] | With adoption of ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 101,026	[1]	$ 106,806	[2]	$ 63,195	[2]

[1]	The search and search-related advertising revenues and total revenues for the year ended December 31, 2018 would be US$1,001,315 and US$1,102,341, respectively, without the adoption of ASC 606.
[2]	As noted above, prior-period amounts have not been adjusted, pursuant to the modified retrospective method.